Operating Segment Information - Summary of Segment Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total Assets	€ 3,901	€ 3,711
Deferred income tax assets	163	164
Cash and cash equivalents	164	269	€ 347	€ 472
Other financial assets	104	179
Segment [member]
Disclosure of operating segments [line items]
Total Assets	3,470	3,099
Segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Total Assets	1,791	1,629
Segment [member] | A&T [member]
Disclosure of operating segments [line items]
Total Assets	831	769
Segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Total Assets	544	449
Segment [member] | Holdings & Corporate [member]
Disclosure of operating segments [line items]
Total Assets	304	252
Unallocated amounts [member]
Disclosure of operating segments [line items]
Deferred income tax assets	163	164
Cash and cash equivalents	164	269
Other financial assets	€ 104	€ 179